Schedule of Investments (unaudited)	iShares® MSCI Qatar ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.9%
Gulf Warehousing Co.	800,934	$984,213

Banks — 50.2%
Commercial Bank PSQC (The)	2,573,785	4,975,973
Doha Bank QPSC	2,823,155	2,070,069
Masraf Al Rayan QSC	3,801,195	4,887,321
Qatar First Bank(a)	2,565,554	1,026,994
Qatar International Islamic Bank QSC	1,179,472	3,423,206
Qatar Islamic Bank SAQ	2,163,285	13,712,108
Qatar National Bank QPSC	4,271,041	25,176,285
		55,271,956
Chemicals — 4.4%
Mesaieed Petrochemical Holding Co.	6,476,173	4,804,826

Construction Materials — 1.8%
Qatar National Cement Co. QSC	813,503	1,114,147
Qatari Investors Group QSC	1,303,977	821,318
		1,935,465
Diversified Financial Services — 0.8%
Salam International Investment Ltd. QSC(a)	3,282,871	854,584

Diversified Telecommunication Services — 2.5%
Ooredoo QPSC	1,353,448	2,744,142

Energy Equipment & Services — 1.2%
Gulf International Services QSC(a)	2,371,314	1,272,222

Food & Staples Retailing — 1.1%
Al Meera Consumer Goods Co. QSC	241,708	1,207,795

Food Products — 1.0%
Baladna	2,303,105	1,147,690

Health Care Providers & Services — 0.8%
Medicare Group	438,122	843,315

Industrial Conglomerates — 11.7%
Aamal Co.	4,355,955	1,353,688
Security	Shares	Value

Industrial Conglomerates (continued)
Industries Qatar QSC	1,968,179	$9,862,144
Mannai Corp. QSC	394,031	937,386
Qatar Industrial Manufacturing Co. QSC	919,990	778,485
		12,931,703
Insurance — 1.8%
Qatar Insurance Co. SAQ	2,983,370	1,976,797

Marine — 2.1%
Qatar Navigation QSC	992,696	2,300,277

Metals & Mining — 2.4%
Qatar Aluminum Manufacturing Co.	4,672,895	2,608,950

Multi-Utilities — 3.3%
Qatar Electricity & Water Co. QSC	786,309	3,616,946

Oil, Gas & Consumable Fuels — 7.0%
Qatar Fuel QSC	786,066	3,701,919
Qatar Gas Transport Co. Ltd.	3,927,039	4,023,482
		7,725,401
Real Estate Management & Development — 5.7%
Barwa Real Estate Co.	3,190,472	2,952,071
Ezdan Holding Group QSC(a)	3,290,244	1,159,434
Mazaya Real Estate Development QPSC(a)	2,755,347	680,491
United Development Co. QSC	3,750,513	1,479,770
		6,271,766
Wireless Telecommunication Services — 1.4%
Vodafone Qatar QSC	3,574,471	1,580,607

Total Common Stocks — 100.1%
(Cost: $78,818,123)		110,078,655

Total Investments in Securities — 100.1%
(Cost: $78,818,123)		110,078,655

Liabilities in Excess of Other Assets — (0.1)%		(55,308)

Net Assets — 100.0%		$110,023,347

(a)	Non-income producing security.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$20,000	$—	$(20,000	)(b)	$—	$—	$—	—	$314	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Qatar ETF
May 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	2	06/17/22	$106	$4,378

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$48,355,439	$61,723,216	$—	$110,078,655
Derivative financial instruments(a)
Assets
Futures Contracts	$4,378	$—	$—	$4,378

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2